THE PILLAR FUNDS

                           Commercial Sweep Prospectus

                     Institutional Select Money Market Fund
           U.S. Treasury Securities Money Market Fund (Class I Shares)
               Prime Obligation Money Market Fund (Class I Shares)

                        Supplement dated January 30, 1998
                     to the Prospectus dated August 12, 1997

The Prospectus, dated August 12, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997; and (ii) the U.S. Treasury Securities Money Market Fund (Class I Shares) and Prime Obligation Money Market Fund (Class I Shares) (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the periods indicated.

For a share outstanding throughout the period:

                                                                   Institutional         U.S. Treasury         Prime Obligation
                                                                    Select Money        Securities Money         Money Market
                                                                   Market Fund(1)         Market Fund                Fund
                                                                       7/1/97                1/1/97                 1/1/97
                                                                         to                    to                     to
                                                                      12/31/97              6/30/97                6/30/97
                                                                   --------------       ----------------       ----------------
Net Asset Value Beginning of Period                                     $1.00                 $1.00                   $1.00
Net Investment Income                                                   $0.03                 $0.02                   $0.02
Distributions from Net Investment Income                               $(0.03)               $(0.02)                 $(0.02)
Net Asset Value End of Period                                           $1.00                 $1.00                   $1.00
Total Return**                                                           2.71%                 2.21%                   2.41%
Net Assets End of Period (000)                                        $61,522              $543,382                $384,521
Ratio of Expenses to Average Net Assets*                                 0.30%                 0.65%                   0.65%
Ratio of Net Income to Average Net Assets *                              5.34%                 4.42%                   4.81%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*             0.35%                 0.67%                   0.66%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*           5.29%                 4.40%                   4.80%
-------------------------------------------------------------------------------------------------------------------------------

----------

(1)  Commenced operations on July 1, 1997.
*    Annualized.
**   Returns for the periods indicated have not been annualized.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-A-029-01

                                THE PILLAR FUNDS

                       Prime Obligation Money Market Fund
                   U.S. Treasury Securities Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Balanced Fund
                            International Growth Fund

                           Class A and Class B Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the Class A Shares of the Prime Obligation Money Market Fund, U.S. Treasury Securities Money Market Fund, Tax-Exempt Money Market Fund, New Jersey Municipal Securities Fund and Pennsylvania Municipal Securities Fund for the period January 1, 1997 to June 30, 1997; and (ii) the Class A and Class B Shares of the Fixed Income Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund and International Growth Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a Class A share outstanding throughout the period:


                                 U.S.
                    Prime      Treasury     Tax-                          Pennsyl-
                  Obligation  Securities   Exempt            New Jersey    vania                                             Inter-
                    Money       Money      Money    Fixed    Municipal    Municipal   Equity    Equity    Equity            national
                    Market      Market     Market   Income   Securities  Securities   Growth     Value    Income  Balanced   Growth
                     Fund        Fund       Fund     Fund       Fund        Fund       Fund     Fund(1)    Fund     Fund      Fund
                  ----------  ----------   ------   ------   ----------  ----------   ------    -------   ------  --------  --------
Net Asset Value
 Beginning of
 Period             $ 1.00      $ 1.00     $ 1.00   $10.20     $10.70      $10.17     $10.00     $13.35   $13.35    $11.40   $11.22
Net Investment
 Income             $ 0.02      $ 0.02     $ 0.01   $ 0.28     $ 0.25      $ 0.21         --     $ 0.08   $ 0.15    $ 0.17   $ 0.07
Realized and
Unrealized Gains
 or Losses on
 Securities             --          --         --   $(0.06)        --      $(0.01)    $ 0.86     $ 2.20   $ 1.88    $ 1.17   $ 1.07
Distributions
 from Net
 Investment
 Income             $(0.02)     $(0.02)    $(0.01)  $(0.28)    $(0.23)     $(0.21)        --     $(0.08)  $(0.14)   $(0.16)     --
Distributions
 from Capital
 Gains                  --          --         --       --         --          --         --         --       --        --      --
----------------------------------------------------------------------------------------------------------------------------------


                                 U.S.
                    Prime      Treasury     Tax-                          Pennsyl-
                  Obligation  Securities   Exempt            New Jersey    vania                                             Inter-
                    Money       Money      Money    Fixed    Municipal    Municipal   Equity    Equity    Equity            national
                    Market      Market     Market   Income   Securities  Securities   Growth     Value    Income  Balanced   Growth
                     Fund        Fund       Fund     Fund       Fund        Fund       Fund     Fund(1)    Fund     Fund      Fund
                  ----------  ----------   ------   ------   ----------  ----------   ------    -------   ------  --------  --------
Net Asset Value
 End of Period     $  1.00      $ 1.00     $ 1.00   $10.14     $ 10.72     $10.16    $ 10.86     $ 15.55  $ 15.24   $ 12.58  $12.36
Total Return+/**      2.28%       2.08%      1.37%    2.22%       2.40%      2.02%      8.61%      17.13%   15.29%    11.88%  10.16%
Net Assets End of
 Period (000)      $14,519      $3,293     $4,350   $4,023     $17,716     $  342    $    96     $12,684  $14,914   $ 9,727    $757
Ratio of
 Expenses to
 Average Net
 Assets*              0.90%       0.90%      0.90%    1.05%       1.05%      1.05%      1.05%       1.05%    1.05%     1.05%   1.75%
Ratio of Net
 Income to
 Average Net
 Assets*              4.57%       4.17%      2.76%    5.62%       4.41%      4.20%      0.02%       1.19%    2.14%     2.86%   1.04%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*            0.91%       0.92%      0.92%    1.16%       1.17%      1.33%      1.12%       1.30%    1.31%     1.36%   1.95%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*            4.56%       4.15%      2.74%     5.51%      4.29%      3.93%     (0.05)%      0.94%    1.88%     2.55%   0.84%
Portfolio
 Turnover Rate          --          --         --     26.14%     14.01%     39.79%     52.52%      26.77%   22.36%    30.56%  36.32%
Average
 Commission
 Rate++                 --          --         --        --         --         --    $0.0636     $0.0835  $0.0930   $0.1166 $0.0050
-----------------------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class A Shares.
++   Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 3, 1997. Ratios for this period have been annualized.

Financial Highlights

The following table provides unaudited financial highlights for the Fixed Income Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Balanced Fund and International Growth Fund for the period January 1, 1997 to June 30, 1997. Because the Class B Shares of the Prime Obligation Money Market Fund were not operational as of June 30, 1997, no financial highlights are presented for that Fund.

For a Class B share outstanding throughout the period:


                                                Equity
                            Fixed Income        Growth         Equity Value     Equity Income      Balanced       International
                               Fund(1)          Fund (2)          Fund(3)          Fund(4)          Fund(4)       Growth Fund(5)
                            ------------        --------       ------------     -------------      --------       --------------
Net Asset Value
 Beginning of Period          $10.11             $ 10.41         $ 14.81           $ 14.34          $ 11.93          $ 11.45
Net Investment Income         $ 0.18             $ (0.01)             --           $  0.01          $  0.01          $  0.01
Realized and Unrealized
 Gains or Losses
 on Securities                $ 0.07             $  0.43         $  0.76             $0.92          $  0.68          $  0.91
Distributions from Net
 Investment Income            $(0.18)                 --         $ (0.03)          $ (0.07)         $ (0.08)              --
Distributions from
 Capital Gains                    --                  --              --                --               --               --
Net Asset Value
 End of Period                $10.18             $ 10.83         $ 15.54           $ 15.20          $ 12.54          $ 12.37
Total Return+/**                1.29%               4.34%           5.15%             6.51%            5.78%            8.03%
Net Assets
 End of Period (000)          $   20             $    26         $   899           $ 1,160          $   510          $    32
Ratio of Expenses to
 Average Net Assets*            1.80%               1.80%           1.80%             1.80%            1.80%            2.50%
Ratio of Net Income to
 Average Net Assets*            4.87%              (0.78)%          0.15%             1.46%            1.75%            1.93%
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)*           1.87%               2.07%           2.04%             2.04%            2.00%            2.81%
Ratio of Net Income to
 Average Net Assets
 (Excluding Waivers)*           4.80%              (1.05)%         (0.09)%            1.22%            1.55%            1.62%
Portfolio Turnover Rate        26.14%              52.52%          26.77%            22.36%           30.56%           36.32%
Average Commission Rate++         --             $0.0636         $0.0835           $0.0930          $0.1166          $0.0050
--------------------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class B Shares.
++ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on May 16, 1997. Ratios for this period have been annualized.
(2) Commenced operations on May 21, 1997. Ratios for this period have been annualized.
(3) Commenced operations on May 12, 1997. Ratios for this period have been annualized.
(4) Commenced operations on May 8, 1997. Ratios for this period have been annualized.
(5) Commenced operations on May 7, 1997. Ratios for this period have been annualized.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-C-025-01

                                THE PILLAR FUNDS

                   U.S. Treasury Securities Money Market Fund
                       Prime Obligation Money Market Fund
                          Tax-Exempt Money Market Fund
                                Fixed Income Fund
                      New Jersey Municipal Securities Fund
                     Pennsylvania Municipal Securities Fund
                  Intermediate-Term Government Securities Fund
                               Equity Growth Fund
                                Equity Value Fund
                               Equity Income Fund
                                  Mid Cap Fund
                                  Balanced Fund
                            International Growth Fund

                                 Class I Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund, Balanced Fund and International Growth Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:

                                                                                     Inter-
                  U.S.      Prime                            New                    mediate-
                Treasury    Obli-      Tax-                Jersey       Pennsyl-      Term
               Securities   gation    Exempt                Muni-        vania      Govern-
                 Money      Money     Money     Fixed       cipal      Municipal      ment      Equity    Equity     Equity
                 Market     Market    Market    Income    Securities   Securities  Securities   Growth    Value      Income
                  Fund       Fund      Fund      Fund        Fund         Fund        Fund      Fund(1)    Fund       Fund
               ----------   ------    ------    ------    ----------   ----------  ----------   -------   ------     ------
Net Asset
 Value
 Beginning
 of Period       $ 1.00     $ 1.00    $ 1.00    $10.21      $10.71       $10.17      $10.16     $10.00    $13.35    $ 13.32
Net
 Investment
 Income          $ 0.02     $ 0.02    $ 0.01    $ 0.30      $ 0.24       $ 0.22      $ 0.28     $ 0.01    $ 0.10    $  0.16
Realized and
 Unrealized
 Gains or
 Losses on
 Securities          --         --        --    $(0.04)     $ 0.04       $ 0.02      $(0.01)    $ 0.84    $ 2.20    $  1.89
Distributions
 from Net
 Investment
 Income          $(0.02)    $(0.02)   $(0.01)   $(0.30)     $(0.24)      $(0.22)     $(0.28)    $(0.01)   $(0.10)   $ (0.16)

                                      Inter-
                  Mid                national
                  Cap     Balanced    Growth
                  Fund      Fund       Fund
                 ------   --------   --------
Net Asset
 Value
 Beginning
 of Period       $13.33    $11.39     $11.23
Net
 Investment
 Income          $ 0.04    $ 0.18     $ 0.08
Realized and
 Unrealized
 Gains or
 Losses on
 Securities      $ 0.77    $ 1.17     $ 1.08
Distributions
 from Net
 Investment
 Income          $(0.04)   $(0.18)        --


                                                                                             Inter-
                   U.S.        Prime                                New                     mediate-
                 Treasury      Obli-        Tax-                  Jersey       Pennsyl-       Term
                Securities     gation      Exempt                  Muni-        vania        Govern-
                  Money        Money       Money      Fixed        cipal      Municipal       ment       Equity        Equity
                  Market       Market      Market     Income     Securities   Securities   Securities    Growth         Value
                   Fund         Fund        Fund       Fund         Fund         Fund         Fund       Fund(1)        Fund
                ----------    --------    -------    --------    ---------    ----------   ----------    --------     --------

Distributions
 from Capital
 Gains                 --           --         --          --          --           --          --             --           --
Net Asset
 Value End of
 Period          $   1.00     $   1.00    $  1.00    $  10.17    $  10.75      $ 10.19     $ 10.15       $  10.84     $  15.55
Total
 Return**            2.21%        2.41%      1.50%       2.55%       2.72%        2.43%       2.74%          8.53%       17.27%
Net Assets
 End of
 Period (000)    $543,382     $384,521    $67,426    $255,331    $128,852      $40,735     $32,619       $189,397     $236,917
Ratio of
 Expenses to
 Average Net
 Assets*             0.65%        0.65%      0.65%       0.80%       0.80%        0.80%       0.80%          0.80%        0.80%
Ratio of Net
 Income to
 Average Net
 Assets*             4.42%        4.81%      3.00%       5.96%       4.82%        4.53%       5.68%          0.29%        1.49%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*           0.67%        0.66%      0.68%       0.91%       0.91%        0.98%       0.97%          1.04%        1.06%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*           4.40%        4.80%      2.97%       5.85%       4.71%        4.35%       5.51%          0.05%        1.23%
Portfolio
 Turnover
 Rate                  --           --         --       26.14%      14.01%       39.79%      36.71%         52.52%       26.77%
Average
 Commission
 Rate+                 --           --         --          --          --           --          --       $ 0.0636     $ 0.0835
------------------------------------------------------------------------------------------------------------------------------




                                                              Inter-
                       Equity          Mid                   national
                       Income          Cap      Balanced      Growth
                        Fund          Fund        Fund         Fund
                      --------       -------    --------     --------
Distributions
 from Capital
 Gains                      --            --          --           --
Net Asset
 Value End of
 Period               $  15.21       $ 14.10     $ 12.56      $ 12.39
Total
 Return**                15.47%         6.07%      11.95%       10.33%
Net Assets
 End of
 Period (000)         $113,372       $46,358     $23,525      $16,458
Ratio of
 Expenses to
 Average Net
 Assets*                  0.80%         0.80%       0.80%        1.50%
Ratio of Net
 Income to
 Average Net
 Assets*                  2.48%         0.54%       3.11%        1.36%
Ratio of
 Expenses to
 Average Net
 Assets
 (Excluding
 Waivers)*                1.06%         1.09%       1.11%        1.70%
Ratio of Net
 Income to
 Average Net
 Assets
 (Excluding
 Waivers)*                2.22%         0.25%       2.80%        1.16%
Portfolio
 Turnover
 Rate                    22.36%         0.00%      30.56%       36.32%
Average
 Commission
 Rate+                $ 0.0930       $0.0869     $0.1166      $0.0050
---------------------------------------------------------------------

+ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.
(1) Commenced operations on February 3, 1997. Ratios for this period have been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-L-022-01

                                THE PILLAR FUNDS

                     Institutional Select Money Market Fund

     Supplement dated January 30, 1998 to the Prospectus dated June 30, 1997

The Prospectus, dated June 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Institutional Select Money Market Fund for the period July 1, 1997 to December 31, 1997.

For a share outstanding throughout the period:


                                                            Institutional Select
                                                            Money Market Fund(1)
                                                            --------------------
Net Asset Value Beginning of Period                               $  1.00
Net Investment Income                                             $  0.03
Realized and Unrealized Gains or Losses on Securities                  --
Distributions from Net Investment Income                          $ (0.03)
Distributions from Capital Gains                                       --
Net Asset Value End of Period                                     $  1.00
Total Return                                                         2.71%
Net Assets End of Period (000)                                    $61,522
Ratio of Expenses to Average Net Assets*                             0.30%
Ratio of Net Income to Average Net Assets*                           5.34%
Ratio of Expenses to Average Net Assets (Excluding  Waivers)*        0.35%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*       5.29%
--------------------------------------------------------------------------------


*    Annualized.
**   Total return is for the period indicated and has not been annualized.
(1)  Commenced operations on July 1, 1997.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-028-01

                                THE PILLAR FUNDS

                 U.S. Treasury Securities Plus Money Market Fund

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the U.S. Treasury Securities Plus Money Market Fund for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides audited financial highlights for the U.S. Treasury Securities Plus Money Market Fund for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:

                                                                   U.S. Treasury Securities Plus Money
                                                                               Market Fund
                                                                   -----------------------------------
Net Asset Value Beginning of Period                                              $  1.00
Net Investment Income                                                            $  0.02
Distributions from Net Investment Income                                         $ (0.02)
Net Asset Value End of Period                                                    $  1.00
Total Return**                                                                      2.37%
Net Assets End of Period (000)                                                   $71,275
Ratio of Expenses to Average Net Assets*                                            0.55%
Ratio of Net Income to Average Net Assets*                                          4.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*                        0.65%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*                      4.63%
------------------------------------------------------------------------------------------------------

*    Annualized.
**   Total return is for the period indicated and has not been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-B-024-01

                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                                    GNMA Fund

                                 Class I Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class I Shares of the Short-Term Investment Fund and GNMA Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:


                                                               Short-Term Investment Fund       GNMA Fund
                                                               --------------------------       ---------
Net Asset Value Beginning of Period                                     $ 10.01                   $ 9.63
Net Investment Income                                                   $  0.23                   $ 0.31
Realized and Unrealized Gains or Losses on Securities                   $ (0.01)                  $ 0.03
Distributions from Net Investment Income                                $ (0.23)                  $(0.31)
Distributions from Capital Gains                                             --                       --
Net Asset Value End of Period                                           $ 10.00                   $ 9.66
Total Return**                                                             2.28%                    3.60%
Net Assets End of Period (000)                                          $29,036                   $6,122
Ratio of Expenses to Average Net Assets*                                   0.80%                    0.80%
Ratio of Net Income to Average Net Assets*                                 4.72%                    6.51%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*               1.06%                    1.16%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*             4.46%                    6.15%
Portfolio Turnover Rate                                                    0.00%                    0.00%
---------------------------------------------------------------------------------------------------------

*    Annualized.
**   Returns are for the period indicated and have not been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-B-023-01

                                THE PILLAR FUNDS

                           Short-Term Investment Fund
                  Intermediate-Term Government Securities Fund
                                    GNMA Fund
                                  Mid Cap Fund

                                 Class A Shares

                        Supplement dated January 30, 1998
                     to the Prospectus dated April 30, 1997

The Prospectus, dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Class A Shares of the Short-Term Investment Fund, Intermediate-Term Government Securities Fund, GNMA Fund and Mid Cap Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997.

Financial Highlights

The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.

For a share outstanding throughout the period:


                                                      Short-Term    Intermediate-Term
                                                      Investment        Government
                                                         Fund        Securities Fund     GNMA Fund      Mid Cap Fund
                                                      ----------    -----------------    ---------      ------------
Net Asset Value Beginning of Period                     $10.02           $10.16            $ 9.61          $ 13.31
Net Investment Income                                   $ 0.22           $ 0.27            $ 0.31          $  0.02
Realized and Unrealized Gains or Losses on Securities       --           $(0.02)           $ 0.02          $  0.76
Distributions from Net Investment Income                $(0.22)          $(0.27)           $(0.30)         $ (0.02)
Distributions from Capital Gains                            --             --                  --               --
Net Asset Value End of Period                           $10.02           $10.14            $ 9.64          $ 14.07
Total Return+/**                                          2.25%            2.51%             3.48%            5.86%
Net Assets End of Period (000)                          $  943           $1,930            $1,138          $ 4,979
Ratio of Expenses to Average Net Assets*                  1.05%            1.05%             1.05%            1.05%
Ratio of Net Income to Average Net Assets*                4.47%            5.39%             6.28%            0.29%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers)*                                    1.31%            1.22%             1.40%            1.34%
Ratio of Net Income to Average Net Assets
  (Excluding Waivers)*                                    4.22%            5.22%             5.93%            0.00%
Portfolio Turnover Rate                                   0.00%           36.71%             0.00%            0.00%
Average Commission Rate++                                   --               --                --          $0.0869
--------------------------------------------------------------------------------------------------------------------

+    Total Return does not reflect the sales load on Class A Shares.
++ Average commission rate paid per share for security purchases and sales during the period.
*    Annualized.
**   Returns are for the period indicated and have not been annualized.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-B-026-01

                                THE PILLAR FUNDS

                             Retail Sweep Prospectus

           U.S. Treasury Securities Money Market Fund (Class A Shares)
               Prime Obligation Money Market Fund (Class S Shares)
                  Tax-Exempt Money Market Fund (Class A Shares)

                        Supplement dated January 30, 1998
                     to the Prospectus dated August 12, 1997


The Prospectus, dated August 12, 1997, is hereby amended by the addition of the following unaudited financial information for (i) the U.S. Treasury Securities Money Market Fund (Class A Shares) and Tax-Exempt Money Market Fund (collectively, the "Funds") for the period January 1, 1997 to June 30, 1997. Because the Class S Shares of the Prime Obligation Money Market Fund were not operational as of June 30, 1997, no financial highlights are presented for that Fund.


Financial Highlights


The following table provides unaudited financial highlights for the Funds for the period January 1, 1997 to June 30, 1997.


For a share outstanding throughout the period:



                                                                      U.S. Treasury      Tax-Exempt
                                                                    Securities Money    Money Market
                                                                       Market Fund          Fund
                                                                         1/1/97            1/1/97
                                                                           to                to
                                                                        6/30/97           6/30/97
                                                                    ----------------    -------------
Net Asset Value Beginning of Period                                      $ 1.00            $ 1.00
Net Investment Income                                                    $ 0.02            $ 0.01
Distributions from Net Investment Income                                 $(0.02)           $(0.01)
Net Asset Value End of Period                                            $ 1.00            $ 1.00
Total Return**                                                             2.08%             1.37%
Net Assets End of Period (000)                                           $3,293            $4,350
Ratio of Expenses to Average Net Assets*                                   0.90%             0.90%
Ratio of Net Income to Average Net Assets*                                 4.17%             2.76%
Ratio of Expenses to Average Net Assets (Excluding Waivers)*               0.92%             0.92%
Ratio of Net Income to Average Net Assets (Excluding Waivers)*             4.15%             2.74%
-----------------------------------------------------------------------------------------------------


*    Annualized.
**   Returns are for the period indicated and have not been annualized.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PIL-A-030-01

                                THE PILLAR FUNDS
                                  (the "Trust")

  Supplement dated January 30, 1998 to the Statement of Additional Information
              dated April 30, 1997 and supplemented August 12, 1997


The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Institutional Select Money Market Fund for the period ended December 31, 1997. Additionally, unaudited financial statements for the U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market (Class A and Class I Shares), Tax-Exempt Money Market, Short-Term Investment, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, Equity Growth, Equity Value, Equity Income, Balanced, Intermediate-Term Government Securities, GNMA, Mid Cap, and International Growth Funds for the period ended June 30, 1997 are incorporated by reference to The Pillar Funds' Semi-Annual Report to Shareholders dated June 30, 1997.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


PIL-A-027-02

================================================================================
Statement of Net Assets
As of December 31, 1997 (Unaudited)


INSTITUTIONAL SELECT MONEY MARKET FUND
--------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--14.2%
   Federal Home Loan Bank (A)
     5.520%, 01/23/98                   $1,368        $  1,363
     5.860%, 07/30/98                    1,000           1,000
     5.780%, 08/13/98                    1,000           1,000
     5.900%, 09/16/98                      500             500
     5.875%, 10/23/98                    1,000           1,000
     5.860%, 11/25/98                    1,000           1,000
     5.910%, 12/18/98                    1,000           1,000
   Federal Home Loan Mortgage
     Corporation
     5.700%, 01/22/98                      846             843
   Federal National Mortgage Association
     5.610%, 02/20/98                    1,000             992
                                                      --------
Total U.S. Government Agency Obligations
   (Cost $8,698)                                         8,698
                                                      --------

COMMERCIAL PAPER--56.7%
BANKS--18.4%
   Abbey National Bank
     5.530%, 01/14/98                    1,000             998
   Banc One
     5.730%, 01/16/98                      500             499
     5.750%, 02/13/98                    1,000             993
   Bank of America
     5.530%, 01/15/98                    1,000             998
   Bank of New York
     6.000%, 01/15/98                    1,000             998
   Bankers Trust
     5.550%, 01/12/98                    1,000             998
     5.750%, 03/30/98                    1,000             986
   Cargill
     5.680%, 03/10/98                    1,000             989
   Centric Funding
     5.750%, 01/05/98                      400             400
     5.730%, 04/08/98                    1,000             985
   Norwest Financial
     5.650%, 01/14/98                    1,000             998
   Toronto Dominion
     5.550%, 01/02/98                      500             500
     5.660%, 02/19/98                    1,000             992
                                                      --------
                                                        11,334
                                                      --------
FINANCIAL SERVICES--19.9%
   American Express
     5.800%, 01/12/98                    1,000             998
   Ford Motor Credit
     5.670%, 01/05/98                    1,000             999
   General Electric Capital
     5.750%, 01/06/98                      500             500
     5.700%, 01/13/98                    1,000             998
     5.600%, 01/14/98                      500             499




--------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
   International Lease
     5.550%, 01/13/98                   $1,000        $    998
   Merrill Lynch
     5.620%, 01/16/98                    1,000             998
     5.710%, 01/22/98                      500             498
     5.720%, 03/13/98                      500             494
   National Rural
     5.690%, 03/20/98                    1,000             988
     5.690%, 04/28/98                      500             491
   Transamerica
     5.850%, 01/07/98                      966             965
     5.650%, 01/23/98                    1,000             997
   USAA Capital
     5.560%, 01/05/98                      800             799
     5.630%, 03/20/98                    1,000             988
                                                      --------
                                                        12,210
                                                      --------
INDUSTRIAL--12.7%
   AHP
     5.740%, 02/13/98                    1,000             993
   Ciesco
     5.700%, 01/13/98                    1,500           1,497
   Colonial Pipe
     5.800%, 01/09/98                    1,250           1,248
     5.650%, 06/10/98                      500             487
   FPL Fuels
     5.780%, 02/05/98                    1,000             994
   ILFC
     5.750%, 01/16/98                    1,000             998
   PHH
     5.650%, 01/30/98                      630             627
     5.700%, 03/27/98                    1,000             987
                                                      --------
                                                         7,831
                                                      --------
UTILITIES--5.7%
   Bell Atlantic
     5.900%, 01/20/98                    1,000             997
     5.800%, 01/21/98                    1,000             997
   BellSouth
     5.900%, 01/27/98                      500             498
     5.700%, 02/09/98                    1,000             994
                                                      --------
                                                         3,486
                                                      --------
Total Commercial Paper
   (Cost $34,861)                                       34,861
                                                      --------

CORPORATE OBLIGATIONS--2.4%
   Ford Capital
     9.375%, 01/01/98                    1,000           1,000
   John Deere (MTN)
     5.850%, 10/28/98                      500             500
                                                      --------
Total Corporate Obligations
   (Cost $1,500)                                         1,500
                                                      --------

================================================================================
2

                                                           [PILLAR LOGO OMITTED]
================================================================================



--------------------------------------------------------------
                                         FACE
DESCRIPTION                          AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENTS--28.2%
   Barclays
     6.46%, dated 12/31/97, matures
     01/02/98, repurchase price $8,604,821
     (collateralized by U.S. Treasury
     Note, par value $8,728,000, 5.50%,
     matures 11/15/98, market
     value $8,774,677) (B)              $8,602        $  8,602
   J.P. Morgan
     6.46%, dated 12/31/97, matures
     01/02/98, repurchase price $8,764,245
     (collateralized by U.S. Treasury
     Bond, par value $6,256,000, 9.875%,
     matures 11/15/15, market value
     $8,937,099) (B)                     8,761           8,761
                                                      --------
Total Repurchase Agreements
   (Cost $17,363)                                       17,363
                                                      --------
Total Investments--101.5%
   (Cost $62,422)                                       62,422
                                                      --------
OTHER ASSETS AND LIABILITIES, NET--(1.5%)                 (900)
                                                      --------

NET ASSETS:
   Portfolio Shares of Class I (unlimited
     authorization -- no par value) based
     on 61,520,901 outstanding shares
     of beneficial interest                             61,521
   Accumulated net realized gain on investments              1
                                                      --------
Total Net Assets--100.0%                              $ 61,522
                                                      ========
Net Asset Value, Offering and Redemption
   Price Per Share--Class I                           $   1.00
                                                      ========
(A) THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS REPRESENTS THE SECURITY'S DISCOUNT RATE AT PURCHASE.
(B) TRI-PARTY REPURCHASE AGREEMENT.
MTN -- MEDIUM TERM NOTE


    The accompanying notes are an integral part of the financial statements.
================================================================================

================================================================================
Statement of Operations (000)
FOR THE PERIOD ENDED DECEMBER 31, 1997  (Unaudited)


                                                      -------------
                                                      INSTITUTIONAL
                                                         SELECT
                                                          MONEY
                                                         MARKET
                                                        FUND (1)
                                                      -------------
INTEREST INCOME:                                          $1,067
                                                      -------------

EXPENSES:
Investment advisory fee                                       19
Less: Investment advisory fee waived                         (10)
Administration fee                                            19
Custody fee                                                    5
Transfer agency fee                                            7
Professional fees                                              3
Registration fees                                             12
Printing expense                                               1
Amortization of deferred
   organizational costs                                        1
                                                      -------------
   Total expenses, net of waivers                             57
                                                      -------------
NET INVESTMENT INCOME                                      1,010

   Net realized gain
   on investments                                              1
                                                      -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $1,011
                                                      =============

(1) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.


    The accompanying notes are an integral part of the financial statements.
================================================================================
4

                                                           [PILLAR LOGO OMITTED]
================================================================================
Statement of Changes in Net Assets (000)
FOR THE PERIOD ENDED DECEMBER 31, 1997  (Unaudited)



                                                               --------------
                                                                INSTITUTIONAL
                                                                SELECT MONEY
                                                               MARKET FUND (1)
                                                               --------------
                                                                    1997
                                                               ==============

INVESTMENT ACTIVITIES:
   Net investment income                                         $   1,010
Net realized gain on securities sold                                     1
   Net increase in net assets resulting                        --------------
   from operations                                                   1,011
DISTRIBUTIONS TO SHAREHOLDERS:                                 --------------
   Net investment income:
   Class I                                                          (1,010)
   Realized capital gains:
   Class I                                                              --
                                                               --------------
          Total distributions                                       (1,010)
                                                               --------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class I:
      Shares issued                                                 78,541
      Shares issued in lieu of cash distributions                       74
      Shares redeemed                                              (17,094)
                                                               --------------
         Net Class I share transactions                             61,521
                                                               --------------
   Increase in net assets from
     share transactions                                             61,521
                                                               --------------
   Total increase in net assets                                     61,522
                                                               --------------
NET ASSETS:
   Beginning of period                                                  --
                                                               --------------
NET ASSETS:
   End of period                                                  $ 61,522
                                                               ==============

(1) THE INSTITUTIONAL SELECT MONEY MARKET FUND COMMENCED OPERATIONS ON JULY 1, 1997.

    The accompanying notes are an integral part of the financial statements.
================================================================================

================================================================================
Financial Highlights (Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 1997





            NET ASSET                   REALIZED AND      DISTRIBUTIONS                                             RATIO OF
              VALUE          NET         UNREALIZED         FROM NET        NET ASSET                NET ASSETS     EXPENSES
            BEGINNING    INVESTMENT    GAINS OR LOSSES      INVESTMENT      VALUE END    TOTAL         END OF      TO AVERAGE
            OF PERIOD      INCOME       ON SECURITIES         INCOME        OF PERIOD    RETURN     PERIOD (000)   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND (1)
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I
   1997       $1.00         $0.03             --             $(0.03)          $1.00      5.48%        $ 61,522        0.30%



                        RATIO OF    RATIO OF
          RATIO OF      EXPENSES   NET INCOME
             NET       TO AVERAGE  TO AVERAGE
           INCOME      NET ASSETS  NET ASSETS
         TO AVERAGE    (EXCLUDING  (EXCLUDING
         NET ASSETS     WAIVERS)     WAIVERS)
---------------------------------------------
INSTITUTIONAL SELECT MONEY MARKET FUND (1)
---------------------------------------------
   CLASSI
   1997     5.34%         0.35%       5.29%


(1) COMMENCED OPERATIONS ON JULY 1, 1997. ALL RATIOS, INCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.




    The accompanying notes are an integral part of the financial statements.
================================================================================
6

                                                           [PILLAR LOGO OMITTED]
================================================================================
Notes to Financial Statements
As of December 31, 1997 (Unaudited)


1. ORGANIZATION
The Pillar Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with seventeen funds: the U.S. Treasury Securities Money Market Fund, the Prime Obligation Money Market Fund, the Tax-Exempt Money Market Fund, the U.S. Treasury Securities Plus Money Market Fund, the Institutional Select Money Market Fund, (the "Money Market Funds") the Short-Term Investment Fund, the Fixed Income Fund, the New Jersey Municipal Securities Fund, the Intermediate-Term Government Securities Fund, the Pennsylvania Municipal Securities Fund, the GNMA Fund, (the "Fixed Income Funds") the Equity Growth Fund, the Equity Value Fund, the Equity Income Fund, the Mid Cap Fund, the International Growth Fund (the "Equity Funds") and the Balanced Fund. Each of the Funds is "diversified" for purposes of the 1940 Act except for the New Jersey Municipal Securities Fund, the Pennsylvania Municipal Securities Fund and the International Growth Fund, each of which is a non-diversified Fund. Shares of the U.S. Treasury Securities Plus Money Market Fund are offered exclusively to customers of the Money Desk of the Bank Investment Division of Summit Bank. The minimum investment for this Fund is $100,000. The financial statements included herein present information relating to Institutional Select Money Market Fund (the "Fund"). The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Fund.
     SECURITY VALUATION--The value of investment securities held by the Fund are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     FEDERAL INCOME TAXES--It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of the Repurchase Agreements and procedures adopted by the Adviser ensure that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty.
If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income for the Fund are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for the Fund.
     EXPENSES--Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net assets each day.
     USE OF ESTIMATES--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial


================================================================================
7

================================================================================
Notes to Financial Statements (CONCLUDED)



statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES
Organizational costs have been capitalized by the Fund and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.
     Certain officers and/or trustees of the Trust are also officers and/or directors of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust pays each unaffiliated trustee an annual fee for attendance at quarterly, interim and committee meetings.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Fund and the Administrator are parties to an administration agreement (the "Agreement"), under which the Administrator provides the Fund with administrative services for an annual fee that is calculated daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Fund.
     SEI Investments Distribution Co. (the "Distributor") acts as the distributor of the Fund's shares. No compensation is paid to the Distributor for distribution services for shares of the Fund.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
The Fund and Summit Bank Investment Management Division, a division of Summit Bank, (the "Adviser") are parties to an advisory agreement. Under the terms of the agreement, the Adviser will receive a fee, that is calculated daily and paid monthly, at an annual rate of 0.10% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee in order to limit the operating expenses of the Fund.
     Summit Bank also acts as Custodian of securities for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. For its services, the Custodian receives a fee, that is calculated daily and paid monthly, at an annual rate of 0.025% of the average daily net assets of the Fund.



================================================================================
8